GEOGRAPHIC INFORMATION AND SELECTED STATEMENTS OF INCOME DATA (Tables)	12 Months Ended
Dec. 31, 2024
Text Block [Abstract]
Schedule of Revenue by Geographic Area
	Year ended December 31,
	2024	2023	2022

Americas, principally the U.S.	$1,070.4	$1,025.7	$991.1
EMEA *)	1,120.5	1,050.4	993.9
Israel	72.9	66.3	55.6
Asia Pacific	301.2	272.3	289.3

	$2,565.0	$2,414.7	$2,329.9

*) Includes Europe, the Middle East (excluding Israel) and Africa

Schedule of Property and Equipment, Net and Right of Use Assets by Geographic Area
	December 31,
	2024	2023

Israel	$78.4	$78.4
U.S.	9.3	8.9
Rest of the world	20.2	14.6

	$107.9	$101.9

Schedule of Total Revenues by Product Lines
	Year ended December 31,
	2024	2023	2022

Product and licenses:
Network security Gateways	$470.1	$452.0	$507.8
Other *)	37.8	45.4	47.1

	507.9	497.4	554.9
Security subscriptions	1,104.2	981.2	858.0
Software updates and maintenance	952.9	936.1	917.0

Total revenues	$2,565.0	$2,414.7	$2,329.9

*)	Comprised of Endpoint security, Mobile security and Security management products, each comprising of less than 10% of products and licenses revenues.

Schedule of financial income net
	Year ended December 31,
	2024	2023	2022

Financial income:
Interest income	$93.6	$92.4	$67.6
Amortization of marketable securities premium and accretion of discount, net	6.4	-	-
	100.0	92.4	67.6
Financial expense:
Amortization of marketable securities premium and accretion of discount, net	-	3.1	18.5
Realized loss on sale of marketable securities, net	-	6.7	-
Foreign currency re-measurement loss	2.1	3.8	3.3
Others	1.8	2.3	1.8

	3.9	15.9	23.6

	$96.1	$76.5	$44.0